COLUMBIA FUNDS SERIES TRUST

Columbia Marsico 21st Century Fund

(the “Fund”)

Supplement dated January 25, 2013 to

the Fund’s prospectus dated July 1, 2012, as supplemented

The Fund’s prospectus offering Class A, B, C and R shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

•

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares

Management fees(d)	0.67%	0.67%	0.67%	0.67%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%	0.50%

Other expenses(d)	0.26%	0.26%	0.26%	0.26%

Total annual Fund operating expenses	1.18%	1.93%	1.93%	1.43%

(d)	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class A Shares	$688	$928	$1,187	$1,924
Class B Shares
Assuming no redemption of shares	$196	$606	$1,042	$2,059
Assuming complete redemption of shares at the end of the period	$696	$906	$1,242	$2,059
Class C Shares
Assuming no redemption of shares	$196	$606	$1,042	$2,254
Assuming complete redemption of shares at the end of the period	$296	$606	$1,042	$2,254
Class R Shares	$146	$452	$782	$1,713

•

The section of the Fund’s prospectus entitled “Management of the Fund – Primary Service Providers – The Administrator” is modified by deleting the table entitled “Annual Administration Fee, as a % of Average Daily Net Assets” and replacing it with the following:

Annual Administration Fee, as a % of Aggregate Average Daily Net Assets
Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
Over $12 billion	0.030%

Shareholders should retain this Supplement for future reference.

C-1231-2 A (1/13)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico 21st Century Fund

(the “Fund”)

Supplement dated January 25, 2013 to

the Fund’s prospectus dated November 8, 2012, as supplemented

The Fund’s prospectus offering Class R4 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

•

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R4 Shares

Management fees(d)	0.67%

Distribution and/or service (Rule 12b-1) fees	0.00%

Other expenses(e)	0.26%

Total annual Fund operating expenses	0.93%

(d)	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
(e)	Other expenses are based on estimated amounts for the current fiscal year.

Example

	1 year	3 years	5 years	10 years
Class R4 Shares	$95	$296	$515	$1,143

•

The section of the Fund’s prospectus entitled “Management of the Fund – Primary Service Providers – The Administrator” is modified by deleting the table entitled “Annual Administration Fee, as a % of Average Daily Net Assets” and replacing it with the following:

Annual Administration Fee, as a % of Aggregate Average Daily Net Assets
Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
Over $12 billion	0.030%

Shareholders should retain this Supplement for future reference.

C-1232-1 A (1/13)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico 21st Century Fund

(the “Fund”)

Supplement dated January 25, 2013 to

the Fund’s prospectus dated July 1, 2012, as supplemented

The Fund’s prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

•

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares

Management fees(a)	0.67%

Distribution and/or service (Rule 12b-1) fees	0.00%

Other expenses(a)	0.26%

Total annual Fund operating expenses	0.93%

(a)	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years

Class Z Shares	$95	$296	$515	$1,143

•

The section of the Fund’s prospectus entitled “Management of the Fund – Primary Service Providers – The Administrator” is modified by deleting the table entitled “Annual Administration Fee, as a % of Average Daily Net Assets” and replacing it with the following:

Annual Administration Fee, as a % of Aggregate Average Daily Net Assets
Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
Over $12 billion	0.030%

Shareholders should retain this Supplement for future reference.

C-1233-1 A (1/13)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Focused Equities Fund

(the “Fund”)

Supplement dated January 25, 2013 to

the Fund’s prospectus dated July 1, 2012, as supplemented

The Fund’s prospectus offering Class A, B, C and I shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

•

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares	Class I Shares

Management fees(d)	0.68%	0.68%	0.68%	0.68%

Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%	0.00%

Other expenses(d)	0.25%	0.25%	0.25%	0.03%

Total annual Fund operating expenses	1.18%	1.93%.	1.93%	0.71%

(d)	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class A Shares	$688	$928	$1,187	$1,924
Class B Shares
Assuming no redemption of shares	$196	$606	$1,042	$2,059
Assuming complete redemption of shares at the end of the period	$696	$906	$1,242	$2,059
Class C Shares
Assuming no redemption of shares	$196	$606	$1,042	$2,254
Assuming complete redemption of shares at the end of the period	$296	$606	$1,042	$2,254
Class I Shares	$73	$227	$395	$883

•

The section of the Fund’s prospectus entitled “Management of the Fund – Primary Service Providers – The Administrator” is modified by deleting the table entitled “Annual Administration Fee, as a % of Average Daily Net Assets” and replacing it with the following:

Annual Administration Fee, as a % of Aggregate Average Daily Net Assets
Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
Over $12 billion	0.030%

Shareholders should retain this Supplement for future reference.

C-1241-1 A (1/13)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Focused Equities Fund

(the “Fund”)

Supplement dated January 25, 2013 to

the Fund’s prospectus dated November 8, 2012, as supplemented

The Fund’s prospectus offering Class R4 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

•

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R4 Shares

Management fees(a)	0.68%

Distribution and/or service (Rule 12b-1) fees	0.00%

Other expenses(b)	0.25%

Total annual Fund operating expenses	0.93%

(a)	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
(b)	Other expenses are based on estimated amounts for the current fiscal year.

Example

	1 year	3 years	5 years	10 years
Class R4 Shares	$95	$296	$515	$1,143

•

The section of the Fund’s prospectus entitled “Management of the Fund – Primary Service Providers – The Administrator” is modified by deleting the table entitled “Annual Administration Fee, as a % of Average Daily Net Assets” and replacing it with the following:

Annual Administration Fee, as a % of Aggregate Average Daily Net Assets
Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
Over $12 billion	0.030%

Shareholders should retain this Supplement for future reference.

C-1242-1 A (1/13)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Focused Equities Fund

(the “Fund”)

Supplement dated January 25, 2013 to

the Fund’s prospectus dated July 1, 2012, as supplemented

The Fund’s prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

•

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares

Management fees(a)	0.68%

Distribution and/or service (Rule 12b-1) fees	0.00%

Other expenses(a)	0.25%

Total annual Fund operating expenses	0.93%

(a)	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class Z Shares	$95	$296	$515	$1,143

•

The section of the Fund’s prospectus entitled “Management of the Fund – Primary Service Providers – The Administrator” is modified by deleting the table entitled “Annual Administration Fee, as a % of Average Daily Net Assets” and replacing it with the following:

Annual Administration Fee, as a % of Aggregate Average Daily Net Assets
Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
Over $12 billion	0.030%

Shareholders should retain this Supplement for future reference.

C-1243-1 A (1/13)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Global Fund

(the “Fund”)

Supplement dated January 25, 2013 to

the Fund’s prospectus dated July 1, 2012, as supplemented

The Fund’s prospectus offering Class A, C and R shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

•

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Class R Shares

Management fees(c)	0.87%	0.87%	0.87%

Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	0.50%

Other expenses(c)	2.27%	2.27%	2.27%

Total annual Fund operating expenses	3.39%	4.14%	3.64%

Fee waivers and/or reimbursements(d)	-1.83%	-1.83%	-1.83%

Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%	2.31%	1.81%

(c)	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

(d)

Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.56% for Class A, 2.31% for Class C and 1.81% for Class R.

Example

	1 year*	3 years*	5 years*	10 years*
Class A Shares	$725	$1,396	$2,090	$3,924
Class C Shares
Assuming no redemption of shares	$234	$1,092	$1,964	$4,212
Assuming complete redemption of shares at the end of the period	$334	$1,092	$1,964	$4,212
Class R Shares	$184	$945	$1,728	$3,779

*	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

•

The section of the Fund’s prospectus entitled “Management of the Fund – Primary Service Providers – The Administrator” is modified by deleting the table entitled “Annual Administration Fee, as a % of Average Daily Net Assets” and replacing it with the following:

Annual Administration Fee, as a % of Aggregate Average Daily Net Assets
Up to $500 million	0.080%
$500 million to $1 billion	0.075%
$1 billion to $3 billion	0.070%
$3 billion to $12 billion	0.060%
Over $12 billion	0.050%

Shareholders should retain this Supplement for future reference.

C-1686-3 A (1/13)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Global Fund

(the “Fund”)

Supplement dated January 25, 2013 to

the Fund’s prospectus dated July 1, 2012, as supplemented

The Fund’s prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

•

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares

Management fees(a)	0.87%

Distribution and/or service (Rule 12b-1) fees	0.00%

Other expenses(a)	2.27%

Total annual Fund operating expenses	3.14%

Fee waivers and/or reimbursements(b)	-1.83%

Total annual Fund operating expenses after fee waivers and/or reimbursements	1.31%

(a)	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

(b)

Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.31% for Class Z.

Example

	1 year*	3 years*	5 years*	10 years*
Class Z Shares	$133	$797	$1,485	$3,321

*	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

•

The section of the Fund’s prospectus entitled “Management of the Fund – Primary Service Providers – The Administrator” is modified by deleting the table entitled “Annual Administration Fee, as a % of Average Daily Net Assets” and replacing it with the following:

Annual Administration Fee, as a % of Aggregate Average Daily Net Assets
Up to $500 million	0.080%
$500 million to $1 billion	0.075%
$1 billion to $3 billion	0.070%
$3 billion to $12 billion	0.060%
Over $12 billion	0.050%

Shareholders should retain this Supplement for future reference.

C-1688-1 A (1/13)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Growth Fund

(the “Fund”)

Supplement dated January 25, 2013 to

the Fund’s prospectus dated July 1, 2012, as supplemented

The Fund’s prospectus offering Class A, B, C, I, R and W shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

•

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares

Management fees(d)	0.66%	0.66%	0.66%

Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%

Other expenses(d)	0.22%	0.22%	0.22%

Total annual Fund operating expenses	1.13%	1.88%.	1.88%

	Class I Shares	Class R Shares	Class W Shares

Management fees(d)	0.66%	0.66%	0.66%

Distribution and/or service (Rule 12b-1) fees	0.00%	0.50%	0.25%

Other expenses(d)	0.02%	0.22%	0.22%

Total annual Fund operating expenses	0.68%	1.38%	1.13%

(d)	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class A Shares	$684	$913	$1,161	$1,871
Class B Shares
Assuming no redemption of shares	$191	$591	$1,016	$2,005
Assuming complete redemption of shares at the end of the period	$691	$891	$1,216	$2,005
Class C Shares
Assuming no redemption of shares	$191	$591	$1,016	$2,201
Assuming complete redemption of shares at the end of the period	$291	$591	$1,016	$2,201
Class I Shares	$69	$218	$379	$847
Class R Shares	$140	$437	$755	$1,657
Class W Shares	$115	$359	$622	$1,375

•

The section of the Fund’s prospectus entitled “Management of the Fund – Primary Service Providers – The Administrator” is modified by deleting the table entitled “Annual Administration Fee, as a % of Average Daily Net Assets” and replacing it with the following:

Annual Administration Fee, as a % of Aggregate Average Daily Net Assets
Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
Over $12 billion	0.030%

Shareholders should retain this Supplement for future reference.

C-1246-3 A (1/13)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Growth Fund

(the “Fund”)

Supplement dated January 25, 2013 to

the Fund’s prospectus dated November 8, 2012, as supplemented

The Fund’s prospectus offering Class R4 and R5 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

•

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R4 Shares	Class R5 Shares

Management fees(a)	0.66%	0.66%

Distribution and/or service (Rule 12b-1) fees	0.00%	0.00%

Other expenses(b)	0.22%	0.07%

Total annual Fund operating expenses	0.88%	0.73%

(a)	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
(b)	Other expenses are based on estimated amounts for the current fiscal year.

Example

	1 year	3 years	5 years	10 years
Class R4 Shares	$90	$281	$488	$1,084
Class R5 Shares	$75	$233	$406	$906

•

The section of the Fund’s prospectus entitled “Management of the Fund – Primary Service Providers – The Administrator” is modified by deleting the table entitled “Annual Administration Fee, as a % of Average Daily Net Assets” and replacing it with the following:

Annual Administration Fee, as a % of Aggregate Average Daily Net Assets
Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
Over $12 billion	0.030%

Shareholders should retain this Supplement for future reference.

C-1247-1 A (1/13)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Growth Fund

(the “Fund”)

Supplement dated January 25, 2013 to

the Fund’s prospectus dated July 1, 2012, as supplemented

The Fund’s prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

•

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares

Management fees(a)	0.66%

Distribution and/or service (Rule 12b-1) fees	0.00%

Other expenses(a)	0.22%

Total annual Fund operating expenses	0.88%

(a)	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class Z Shares	$90	$281	$488	$1,084

•

The section of the Fund’s prospectus entitled “Management of the Fund – Primary Service Providers – The Administrator” is modified by deleting the table entitled “Annual Administration Fee, as a % of Average Daily Net Assets” and replacing it with the following:

Annual Administration Fee, as a % of Aggregate Average Daily Net Assets
Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
Over $12 billion	0.030%

Shareholders should retain this Supplement for future reference.

C-1248-1 A (1/13)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico International Opportunities Fund

(the “Fund”)

Supplement dated January 25, 2013 to

the Fund’s prospectus dated July 1, 2012, as supplemented

The Fund’s prospectus offering Class A, B, C, I and R shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

•

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares

Management fees(d)	0.85%	0.85%	0.85%

Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%

Other expenses(d)	0.24%	0.24%	0.24%

Total annual Fund operating expenses	1.34%	2.09%	2.09%

		Class I Shares	Class R Shares

Management fees(d)		0.85%	0.85%

Distribution and/or service (Rule 12b-1) fees		0.00%	0.50%

Other expenses(d)		0.05%	0.24%

Total annual Fund operating expenses		0.90%	1.59%

(d)	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class A Shares	$704	$975	$1,267	$2,095
Class B Shares
Assuming no redemption of shares	$212	$655	$1,124	$2,229
Assuming complete redemption of shares at the end of the period	$712	$955	$1,324	$2,229
Class C Shares
Assuming no redemption of shares	$212	$655	$1,124	$2,421
Assuming complete redemption of shares at the end of the period	$312	$655	$1,124	$2,421
Class I Shares	$92	$287	$498	$1,108
Class R Shares	$162	$502	$866	$1,889

•

The section of the Fund’s prospectus entitled “Management of the Fund – Primary Service Providers – The Administrator” is modified by deleting the table entitled “Annual Administration Fee, as a % of Average Daily Net Assets” and replacing it with the following:

Annual Administration Fee, as a % of Aggregate Average Daily Net Assets
Up to $500 million	0.080%
$500 million to $1 billion	0.075%
$1 billion to $3 billion	0.070%
$3 billion to $12 billion	0.060%
Over $12 billion	0.050%

Shareholders should retain this Supplement for future reference.

C-1676-1 A (1/13)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico International Opportunities Fund

(the “Fund”)

Supplement dated January 25, 2013 to

the Fund’s prospectus dated November 8, 2012, as supplemented

The Fund’s prospectus offering Class R4 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

•

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R4 Shares
Management fees(a)	0.85%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(b)	0.24%
Total annual Fund operating expenses	1.09%

(a)	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
(b)	Other expenses are based on estimated amounts for the current fiscal year.

Example

	1 year	3 years	5 years	10 years
Class R4 Shares	$111	$347	$601	$1,329

•

The section of the Fund’s prospectus entitled “Management of the Fund – Primary Service Providers – The Administrator” is modified by deleting the table entitled “Annual Administration Fee, as a % of Average Daily Net Assets” and replacing it with the following:

Annual Administration Fee, as a % of Aggregate Average Daily Net Assets
Up to $500 million	0.080%
$500 million to $1 billion	0.075%
$1 billion to $3 billion	0.070%
$3 billion to $12 billion	0.060%
Over $12 billion	0.050%

Shareholders should retain this Supplement for future reference.

C-1677-1 A (1/13)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico International Opportunities Fund

(the “Fund”)

Supplement dated January 25, 2013 to

the Fund’s prospectus dated July 1, 2012, as supplemented

The Fund’s prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

•

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares

Management fees(a)	0.85%

Distribution and/or service (Rule 12b-1) fees	0.00%

Other expenses(a)	0.24%

Total annual Fund operating expenses	1.09%

(a)	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class Z Shares	$111	$347	$601	$1,329

•

The section of the Fund’s prospectus entitled “Management of the Fund – Primary Service Providers – The Administrator” is modified by deleting the table entitled “Annual Administration Fee, as a % of Average Daily Net Assets” and replacing it with the following:

Annual Administration Fee, as a % of Aggregate Average Daily Net Assets
Up to $500 million	0.080%
$500 million to $1 billion	0.075%
$1 billion to $3 billion	0.070%
$3 billion to $12 billion	0.060%
Over $12 billion	0.050%

Shareholders should retain this Supplement for future reference.

C-1678-1 A (1/13)